LEASE - Information related to lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
LEASE
Operating cash used in operating leases	$ 5,128	$ 4,603	$ 4,178
Operating cash used in finance leases	75	111	77
Financing cash used in finance leases	971	1,015	1,061
Non-cash right-of-use assets in exchange for new lease liabilities: Operating leases	6,249	11,377	3,424
Non-cash right-of-use assets in exchange for new lease liabilities: Finance leases	$ 421	$ 618	$ 1,183
Weighted average remaining lease term, Operating leases	4 years 1 month 6 days	4 years 6 months	1 year 6 months
Weighted average remaining lease term, Finance leases	3 years 1 month 6 days	3 years 10 months 24 days	3 years 2 months 12 days
Weighted average discount rate, Operating leases	4.60%	5.10%	4.60%
Weighted average discount rate, Finance leases	4.90%	5.00%	5.90%